SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Payroll and related expenses	49,228	36,520	32,402
Share-based payment	5,475	4,627	7,097
Office and maintenance	3,745	2,749	2,365
Advertising and sales promotion	3,117	2,192	2,599
Depreciation and amortization	7,483	4,444	3,366
Computers and IT systems maintenance	8,260	5,196	4,452
Professional fees	12,256	8,443	5,903
Provision for credit losses and bad debts	675	-	630
Other expenses	7,957	6,149	5,278
	98,196	70,320	64,092